Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accounts Payable and Other Liabilities
Accounts payable and other liabilities is comprised of the following balances:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Accounts payable and other current liabilities
Accounts payable	$15.8	$21.7
Accrued expense	180.0	133.0
Contract liabilities	22.5	14.7
Payables to payment processors	142.3	161.9
Other taxes	33.5	13.3
Other payables	79.5	86.3
Provisions¹	30.0	33.2
Derivative financial liabilities	18.7	4.8

Total Accounts payable and other current liabilities	$522.3	$468.9

Other long term liabilities:
Accounts payable and accrued expense	$11.4	$11.3
Contract liabilities	21.9	18.1
Other payables	—	0.1
Provisions¹	26.2	15.4

Total Other long term liabilities	$59.5	$44.9

(1)	Include primarily legal and regulatory provisions of $23.8 million in 2026 (2025: $17.6 million) and tax provisions of $22.9 million in 2026 (2025: $22.5 million).